Finance income and expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance income and expense	Finance income and expense:

	2022	2021
Employee future benefit plan expense (note 20)	$(189)	$(251)
Investment income	19,609	3,743
Mark to market and foreign exchange loss on financial assets (notes 14 & 33)	(16,877)	(9,024)
Foreign exchange loss	(4,545)	(1,336)
Government levies	(100)	(1,945)
Finance loss and other	$(2,102)	$(8,813)
Finance expense	$(1,279)	$(1,294)